PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .1%
Australia : 6 .8%
22,439
Ampol Ltd.
$ 582,072
0.0
283,190
ANZ Group Holdings Ltd.
5,427,638
0 .3
120,215
APA Group
658,896
0.0
54,908
Aristocrat Leisure Ltd.
1,537,471
0 .1
18,229
ASX Ltd.
788,638
0 .1
173,323
Aurizon Holdings Ltd.
451,931
0.0
477,278
BHP Group Ltd. - Class DI
13,799,956
0 .8
42,513
BlueScope Steel Ltd.
661,208
0.0
131,031
Brambles Ltd.
1,378,981
0 .1
33,726
CAR Group Ltd.
792,757
0 .1
6,167
Cochlear Ltd.
1,356,312
0 .1
126,024
Coles Group Ltd.
1,391,204
0 .1
157,687  Commonwealth Bank of
Australia
12,368,852
0 .7
50,913
Computershare Ltd.
867,193
0 .1
45,489
CSL Ltd.
8,534,967
0 .5
101,276
Dexus
521,833
0.0
14,305
EBOS Group Ltd.
292,564
0.0
134,913  Endeavour Group Ltd./
Australia
484,395
0.0
159,455  Fortescue Metals Group
Ltd.
2,668,479
0 .2
160,946
Goodman Group
3,545,198
0 .2
180,373
GPT Group
536,791
0.0
24,776
IDP Education Ltd.
289,212
0.0
227,749  Insurance Australia Group
Ltd.
950,014
0 .1
209,581
(1)
Lottery Corp. Ltd.
702,850
0.0
34,446
Macquarie Group Ltd.
4,480,641
0 .3
259,320
Medibank Pvt Ltd.
635,366
0.0
16,541
(1)
Mineral Resources Ltd.
763,171
0 .1
371,546
Mirvac Group
571,070
0.0
293,733  National Australia Bank
Ltd.
6,650,711
0 .4
108,212  Northern Star Resources
Ltd.
1,021,039
0 .1
45,386
Orica Ltd.
539,836
0.0
162,216
Origin Energy Ltd.
973,086
0 .1
269,206
Pilbara Minerals Ltd.
671,788
0.0
78,853
(2)
Qantas Airways Ltd.
279,938
0.0
140,669
QBE Insurance Group Ltd.
1,662,803
0 .1
17,199
Ramsay Health Care Ltd.
633,165
0.0
4,976
REA Group Ltd.
601,238
0.0
21,289
Reece Ltd.
389,795
0.0
34,954
Rio Tinto Ltd.
2,774,129
0 .2
305,814
Santos Ltd.
1,544,445
0 .1
488,732
Scentre Group
1,079,374
0 .1
33,542
SEEK Ltd.
546,955
0.0
15,406  Seven Group Holdings
Ltd.
409,393
0.0
42,660
Sonic Healthcare Ltd.
817,483
0 .1
426,480
South32 Ltd. - Class DI
832,202
0 .1
224,779
Stockland
710,272
0 .1
119,609
Suncorp Group Ltd.
1,276,694
0 .1
380,792
Telstra Group Ltd.
957,851
0 .1
290,803
Transurban Group
2,522,745
0 .2
76,405  Treasury Wine Estates
Ltd.
619,766
0.0
364,350
Vicinity Ltd.
505,729
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
22,093
(1)
Washington H Soul
Pattinson & Co. Ltd.
$ 483,670
0.0
106,852
Wesfarmers Ltd.
4,762,902
0 .3
329,711
Westpac Banking Corp.
5,607,765
0 .3
15,696
WiseTech Global Ltd.
960,010
0 .1
178,788  Woodside Energy Group
Ltd. (WDS)
3,563,661
0 .2
115,026
Woolworths Group Ltd.
2,486,401
0 .2
112,924,506
6 .8
Austria : 0 .2%
32,376
Erste Group Bank AG
1,442,929
0 .1
41,564
Mondi PLC QX
732,078
0 .1
13,867
OMV AG
656,778
0.0
6,412
Verbund AG
468,463
0.0
10,830
voestalpine AG
303,816
0.0
3,604,064
0 .2
Belgium : 0 .8%
14,971
Ageas SA
693,543
0 .1
81,788
Anheuser-Busch InBev SA
4,978,779
0 .3
2,023
(1)
D'ieteren Group
448,504
0.0
2,744
Elia Group SA
296,202
0.0
8,248
(1)
Groupe Bruxelles Lambert
NV
623,535
0 .1
23,576
KBC Group NV
1,767,549
0 .1
38
(1)
Lotus Bakeries NV
366,918
0.0
1,438
(1)
Sofina SA
322,472
0.0
6,945
(2)
Syensqo SA
658,079
0 .1
11,905
UCB SA
1,469,640
0 .1
19,721
(1)
Umicore SA
425,178
0.0
16,449  Warehouses De Pauw
CVA
469,042
0.0
12,519,441
0 .8
Chile : 0 .1%
37,132
Antofagasta PLC
953,772
0 .1
Denmark : 3 .5%
286  AP Moller - Maersk A/S -
Class A
366,456
0.0
386  AP Moller - Maersk A/S -
Class B
503,284
0.0
9,272
Carlsberg AS - Class B
1,269,756
0 .1
11,876
(1)
Coloplast A/S - Class B
1,603,463
0 .1
64,947
Danske Bank A/S
1,949,476
0 .1
9,489
(2)
Demant A/S
471,635
0.0
16,497
(1)
DSV A/S
2,681,664
0 .2
6,222
(2)
Genmab A/S
1,865,534
0 .1
307,283  Novo Nordisk A/S - Class
B
39,416,238
2 .4
35,131
Novozymes A/S - Class B
2,066,460
0 .1
17,813
(1)(2)(3)
Orsted AS
995,370
0 .1
7,961
Pandora A/S
1,284,954
0 .1
858
Rockwool A/S - Class B
282,304
0.0
32,877
Tryg A/S
677,737
0.0
95,090
(1)(2)
Vestas Wind Systems A/S
2,652,403
0 .2
58,086,734
3 .5
Finland : 0 .9%
13,328
Elisa Oyj
594,210
0.0
42,244
(1)
Fortum Oyj
521,553
0.0
25,718
Kesko Oyj - Class B
480,774
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
32,004
Kone Oyj - Class B
$ 1,490,979
0 .1
62,446
(1)
Metso Oyj
741,790
0 .1
39,836
Neste Oyj
1,080,166
0 .1
502,144
Nokia Oyj
1,781,661
0 .1
299,004
Nordea Bank Abp
3,332,247
0 .2
10,149
Orion Oyj - Class B
378,324
0.0
42,508
Sampo Oyj - Class A
1,813,236
0 .1
54,782
(1)
Stora Enso Oyj - Class R
761,803
0 .1
50,257
UPM-Kymmene Oyj
1,674,401
0 .1
44,574
(1)
Wartsila Oyj Abp
677,417
0.0
15,328,561
0 .9
France : 11 .4%
17,817
Accor SA
831,815
0 .1
3,245
(1)
Aeroports de Paris
444,938
0.0
49,389
Air Liquide SA
10,275,350
0 .6
55,823
Airbus SE
10,284,237
0 .6
27,006
(1)
Alstom SA
411,259
0.0
5,753
(1)(3)
Amundi SA
395,157
0.0
5,653
Arkema SA
595,148
0.0
171,011
AXA SA
6,422,474
0 .4
3,901
BioMerieux
430,257
0.0
97,243
BNP Paribas SA
6,923,227
0 .4
68,850
(1)
Bollore SE
460,001
0.0
17,998
Bouygues SA
734,768
0 .1
27,771
Bureau Veritas SA
847,947
0 .1
14,638
Capgemini SE
3,368,373
0 .2
53,971
(1)
Carrefour SA
925,839
0 .1
42,918
Cie de Saint-Gobain
3,331,039
0 .2
63,955  Cie Generale des
Etablissements Michelin
SCA
2,450,979
0 .2
4,713
Covivio SA/France
242,928
0.0
100,607
Credit Agricole SA
1,500,853
0 .1
60,629
Danone SA
3,919,365
0 .2
1,925
Dassault Aviation SA
423,829
0.0
62,921
Dassault Systemes SE
2,785,343
0 .2
23,501
Edenred
1,254,834
0 .1
6,921
Eiffage SA
785,482
0 .1
171,982
Engie SA
2,881,972
0 .2
27,777
EssilorLuxottica SA
6,283,500
0 .4
4,066
Eurazeo SE
356,283
0.0
4,332
Gecina SA
442,490
0.0
33,498
Getlink SE
570,353
0.0
2,982
Hermes International
7,621,363
0 .5
3,551
Ipsen SA
422,557
0.0
7,010
Kering SA
2,776,554
0 .2
20,258
Klepierre SA
524,391
0.0
9,892
(3)
La Francaise des Jeux
SAEM
403,176
0.0
24,899
Legrand SA
2,636,731
0 .2
22,658
L'Oreal SA
10,730,220
0 .7
26,000  LVMH Moet Hennessy
Louis Vuitton SE
23,394,789
1 .4
175,332
Orange SA
2,061,914
0 .1
19,256
Pernod Ricard SA
3,117,251
0 .2
21,552
Publicis Groupe SA
2,349,618
0 .1
2,160
Remy Cointreau SA
218,106
0.0
18,100
Renault SA
913,331
0 .1
21,237
Rexel SA
573,674
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
32,185
Safran SA
$ 7,289,015
0 .4
107,185
Sanofi
10,427,472
0 .6
2,749
Sartorius Stedim Biotech
784,090
0 .1
51,242
Schneider Electric SE
11,584,645
0 .7
2,324
SEB SA
297,340
0.0
68,049
Societe Generale SA
1,823,244
0 .1
8,331
Sodexo SA
714,163
0.0
64,355
STMicroelectronics NV
2,769,737
0 .2
5,376
Teleperformance
522,198
0.0
8,907
Thales SA
1,518,474
0 .1
204,426
TotalEnergies SE
14,062,385
0 .8
11,128
(1)(2)
Unibail-Rodamco-Westfield
895,209
0 .1
64,890
Veolia Environnement SA
2,110,998
0 .1
47,146
Vinci SA
6,050,202
0 .4
63,191
Vivendi SE
688,647
0.0
22,418
(2)(3)
Worldline SA/France
277,346
0.0
190,138,880
11 .4
Germany : 7 .8%
15,254
adidas AG
3,408,195
0 .2
36,885
Allianz SE
11,055,107
0 .7
84,041
BASF SE
4,802,446
0 .3
92,506
Bayer AG
2,832,966
0 .2
30,027  Bayerische Motoren
Werke AG
3,464,492
0 .2
7,712
Bechtle AG
407,613
0.0
9,491
Beiersdorf AG
1,381,867
0 .1
12,496
Brenntag SE
1,053,179
0 .1
3,790  Carl Zeiss Meditec AG -
Class BR
473,091
0.0
99,338
Commerzbank AG
1,365,325
0 .1
10,358
Continental AG
747,694
0 .1
17,796
(2)(3)
Covestro AG
973,443
0 .1
50,369
Daimler Truck Holding AG
2,552,446
0 .2
16,630
(2)(3)
Delivery Hero SE
475,527
0.0
182,506
Deutsche Bank AG
2,874,526
0 .2
17,891
Deutsche Boerse AG
3,663,908
0 .2
56,337
(2)
Deutsche Lufthansa AG
442,772
0.0
93,337
Deutsche Post AG, Reg
4,022,594
0 .2
305,195  Deutsche Telekom AG,
Reg
7,408,482
0 .4
211,403
E.ON SE
2,943,146
0 .2
21,832
Evonik Industries AG
431,842
0.0
19,340  Fresenius Medical Care
AG & Co. KGaA
743,136
0 .1
39,776
Fresenius SE & Co. KGaA
1,072,635
0 .1
15,340
GEA Group AG
648,580
0.0
5,678
Hannover Rueck SE
1,554,791
0 .1
12,272
Heidelberg Materials AG
1,350,923
0 .1
9,785
Henkel AG & Co. KGaA
705,045
0.0
122,967
Infineon Technologies AG
4,181,572
0 .3
6,830
Knorr-Bremse AG
516,587
0.0
6,978
(2)
LEG Immobilien SE
599,349
0.0
75,553
Mercedes-Benz Group AG
6,016,828
0 .4
12,170
Merck KGaA
2,146,010
0 .1
5,068
MTU Aero Engines AG
1,285,382
0 .1
12,850  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
6,272,630
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
5,438
Nemetschek SE
$ 538,271
0.0
9,893
Puma SE
447,722
0.0
482
Rational AG
415,291
0.0
4,102
Rheinmetall AG
2,307,059
0 .1
59,535
RWE AG
2,023,435
0 .1
98,326
SAP SE
19,146,001
1 .2
7,062
(3)
Scout24 SE
532,041
0.0
71,562
Siemens AG, Reg
13,664,011
0 .8
48,922
(2)
Siemens Energy AG
897,905
0 .1
26,553
(2)(3)
Siemens Healthineers AG
1,623,922
0 .1
12,503
Symrise AG
1,496,751
0 .1
6,049
Talanx AG
479,186
0.0
2,779
Volkswagen AG
424,516
0.0
69,037
Vonovia SE
2,040,173
0 .1
21,112
(2)(3)
Zalando SE
603,705
0.0
130,514,118
7 .8
Hong Kong : 1 .8%
1,069,800
AIA Group Ltd.
7,196,089
0 .4
348,500  BOC Hong Kong Holdings
Ltd.
934,429
0 .1
184,500
CK Asset Holdings Ltd.
760,265
0.0
252,500  CK Hutchison Holdings
Ltd.
1,215,194
0 .1
56,000  CK Infrastructure Holdings
Ltd.
327,985
0.0
3,000  CK Infrastructure Holdings
Ltd.
17,571
0.0
154,500
CLP Holdings Ltd.
1,232,330
0 .1
160,800
(3)
ESR Group Ltd.
172,278
0.0
5,155
(2)
Futu Holdings Ltd., ADR
279,143
0.0
206,000  Galaxy Entertainment
Group Ltd.
1,035,577
0 .1
168,000
Hang Lung Properties Ltd.
172,762
0.0
72,000
Hang Seng Bank Ltd.
789,243
0 .1
136,000  Henderson Land
Development Co. Ltd.
388,369
0.0
357,000  HKT Trust & HKT Ltd. -
Stapled Security
416,543
0.0
1,054,000
(1)
Hong Kong & China Gas
Co. Ltd.
798,897
0 .1
113,400  Hong Kong Exchanges &
Clearing Ltd.
3,304,280
0 .2
103,300  Hongkong Land Holdings
Ltd.
317,181
0.0
14,900  Jardine Matheson
Holdings Ltd.
552,268
0.0
242,700
Link REIT
1,045,166
0 .1
146,500
MTR Corp. Ltd.
484,029
0.0
130,500  Power Assets Holdings
Ltd.
764,548
0 .1
258,912
Prudential PLC
2,428,223
0 .2
362,000
Sino Land Co. Ltd.
376,343
0.0
125,000  SITC International
Holdings Co. Ltd.
228,532
0.0
136,500  Sun Hung Kai Properties
Ltd.
1,318,546
0 .1
40,000
Swire Pacific Ltd. - Class A
329,295
0.0
109,200
Swire Properties Ltd.
229,694
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
129,500  Techtronic Industries Co.
Ltd.
$ 1,759,629
0 .1
785,500
(3)
WH Group Ltd.
518,494
0.0
100,000
Wharf Holdings Ltd.
328,740
0.0
157,000  Wharf Real Estate
Investment Co. Ltd.
511,177
0.0
30,232,820
1 .8
Ireland : 1 .1%
18,852
(2)
AerCap Holdings NV
1,638,427
0 .1
147,951
AIB Group PLC
751,067
0.0
99,494  Bank of Ireland Group
PLC
1,015,347
0 .1
5,133
CRH PLC IE
443,029
0.0
60,195
CRH PLC US
5,192,421
0 .3
9,307
DCC PLC
677,140
0.0
86,516
Experian PLC
3,769,752
0 .2
41,442
(2)
James Hardie Industries
PLC
1,665,691
0 .1
14,937
Kerry Group PLC - Class A
1,279,897
0 .1
14,653
Kingspan Group PLC
1,334,547
0 .1
24,515
Smurfit Kappa Group PLC
1,117,786
0 .1
18,885,104
1 .1
Israel : 0 .7%
3,960
Azrieli Group Ltd.
285,738
0.0
119,623
Bank Hapoalim BM
1,121,040
0 .1
143,233
(1)
Bank Leumi Le-Israel BM
1,190,623
0 .1
8,813
(2)
Check Point Software
Technologies Ltd.
1,445,420
0 .1
3,933
(2)
CyberArk Software Ltd.
1,044,723
0 .1
2,498
Elbit Systems Ltd.
521,712
0.0
9,280
(2)
Global-e Online Ltd.
337,328
0.0
72,851
ICL Group Ltd.
386,098
0.0
116,478  Israel Discount Bank Ltd.
- Class A
602,379
0.0
14,583
Mizrahi Tefahot Bank Ltd.
546,712
0.0
2,728
(2)
Monday.com Ltd.
616,173
0.0
5,963
(2)
Nice Ltd.
1,551,817
0 .1
105,543
(2)
Teva Pharmaceutical
Industries Ltd., ADR
1,489,212
0 .1
5,113
(2)
Wix.com Ltd.
702,935
0 .1
11,841,910
0 .7
Italy : 2 .3%
11,724
(1)
Amplifon SpA
427,373
0.0
95,435  Assicurazioni Generali
SpA
2,415,795
0 .2
114,137
Banco BPM SpA
759,387
0 .1
57,682
(1)
Davide Campari-Milano
NV
579,704
0.0
2,088
(1)
DiaSorin SpA
201,503
0.0
765,845
Enel SpA
5,055,740
0 .3
206,623
Eni SpA
3,271,686
0 .2
11,869
Ferrari NV
5,175,322
0 .3
57,498  FinecoBank Banca Fineco
SpA
861,139
0 .1
31,645
(1)(3)
Infrastrutture Wireless
Italiane SpA
359,108
0.0
1,377,223
Intesa Sanpaolo SpA
5,000,075
0 .3
38,107
Leonardo SpA
957,390
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
48,019  Mediobanca Banca di
Credito Finanziario SpA
$ 715,556
0.0
19,394
(1)
Moncler SpA
1,447,199
0 .1
55,608
(1)(2)(3)
Nexi SpA
352,324
0.0
43,045
(3)
Poste Italiane SpA
539,106
0.0
24,737
Prysmian SpA
1,290,136
0 .1
9,846  Recordati Industria
Chimica e Farmaceutica
SpA
543,676
0.0
189,877
Snam SpA
896,546
0 .1
929,842
(1)(2)
Telecom Italia SpA/Milano
225,812
0.0
132,484
(1)
Terna - Rete Elettrica
Nazionale
1,095,078
0 .1
145,119
UniCredit SpA
5,511,536
0 .3
37,681,191
2 .3
Japan : 22 .5%
72,100
Advantest Corp.
3,202,888
0 .2
61,600
Aeon Co. Ltd.
1,461,269
0 .1
18,400
AGC, Inc.
667,595
0.0
13,800
Aisin Corp.
563,906
0.0
44,200
Ajinomoto Co., Inc.
1,650,588
0 .1
14,900
(1)
ANA Holdings, Inc.
311,399
0.0
45,400
Asahi Group Holdings Ltd.
1,667,082
0 .1
20,300
Asahi Intecc Co. Ltd.
355,652
0.0
118,100
Asahi Kasei Corp.
866,060
0 .1
170,400
Astellas Pharma, Inc.
1,830,564
0 .1
11,300
Azbil Corp.
312,624
0.0
56,400  Bandai Namco Holdings,
Inc.
1,046,511
0 .1
53,800
Bridgestone Corp.
2,384,403
0 .2
21,800
Brother Industries Ltd.
404,308
0.0
94,200
Canon, Inc.
2,806,695
0 .2
32,600
Capcom Co. Ltd.
610,732
0.0
72,700
Central Japan Railway Co.
1,805,528
0 .1
49,900
Chiba Bank Ltd.
415,227
0.0
60,700  Chubu Electric Power Co.,
Inc.
793,722
0 .1
63,200  Chugai Pharmaceutical
Co. Ltd.
2,415,213
0 .2
99,800  Concordia Financial Group
Ltd.
501,616
0.0
19,200  Dai Nippon Printing Co.
Ltd.
588,013
0.0
28,600
Daifuku Co. Ltd.
685,525
0.0
88,500
Dai-ichi Life Holdings, Inc.
2,257,151
0 .1
174,200
Daiichi Sankyo Co. Ltd.
5,542,853
0 .3
24,800
Daikin Industries Ltd.
3,386,210
0 .2
5,500  Daito Trust Construction
Co. Ltd.
627,455
0.0
55,900  Daiwa House Industry Co.
Ltd.
1,663,887
0 .1
125,600  Daiwa Securities Group,
Inc.
955,609
0 .1
178,100
Denso Corp.
3,410,913
0 .2
19,100
Dentsu Group, Inc.
530,345
0.0
8,700
Disco Corp.
3,180,141
0 .2
85,500
East Japan Railway Co.
1,640,329
0 .1
23,700
Eisai Co. Ltd.
976,175
0 .1
271,300
ENEOS Holdings, Inc.
1,307,083
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
89,700
FANUC Corp.
$ 2,502,315
0 .2
16,500
Fast Retailing Co. Ltd.
5,112,131
0 .3
11,900
Fuji Electric Co. Ltd.
798,544
0 .1
105,300
FUJIFILM Holdings Corp.
2,364,471
0 .2
166,000
Fujitsu Ltd.
2,656,664
0 .2
437
GLP J-Reit
366,205
0.0
13,200
Hamamatsu Photonics KK
465,384
0.0
21,500  Hankyu Hanshin Holdings,
Inc.
616,862
0.0
1,900
Hikari Tsushin, Inc.
357,335
0.0
2,700
Hirose Electric Co. Ltd.
277,452
0.0
10,100  Hitachi Construction
Machinery Co. Ltd.
304,732
0.0
87,300
Hitachi Ltd.
7,977,513
0 .5
434,900
Honda Motor Co. Ltd.
5,381,318
0 .3
10,200
Hoshizaki Corp.
372,165
0.0
33,000
Hoya Corp.
4,127,338
0 .3
36,200
Hulic Co. Ltd.
371,786
0.0
10,600
(1)
Ibiden Co. Ltd.
474,740
0.0
91,200
Idemitsu Kosan Co. Ltd.
625,280
0.0
14,800
(1)
Iida Group Holdings Co.
Ltd.
191,535
0.0
91,400
Inpex Corp.
1,389,389
0 .1
54,900
Isuzu Motors Ltd.
742,108
0 .1
111,900
ITOCHU Corp.
4,807,179
0 .3
13,500
(1)
Japan Airlines Co. Ltd.
256,334
0.0
47,300  Japan Exchange Group,
Inc.
1,281,143
0 .1
658
(1)
Japan Metropolitan Fund
Invest
409,994
0.0
136,300
Japan Post Bank Co. Ltd.
1,464,586
0 .1
195,500  Japan Post Holdings Co.
Ltd.
1,969,688
0 .1
17,900  Japan Post Insurance Co.
Ltd.
342,161
0.0
120  Japan Real Estate
Investment Corp.
427,782
0.0
113,000
Japan Tobacco, Inc.
3,012,798
0 .2
54,200
JFE Holdings, Inc.
898,290
0 .1
16,600
JSR Corp.
475,137
0.0
39,800
Kajima Corp.
816,882
0 .1
66,300  Kansai Electric Power Co.,
Inc.
946,022
0 .1
43,900
Kao Corp.
1,640,466
0 .1
36,900
(1)
Kawasaki Kisen Kaisha
Ltd.
496,198
0.0
140,900
KDDI Corp.
4,165,951
0 .3
13,000  Keisei Electric Railway
Co. Ltd.
528,647
0.0
387  Kenedix Office Investment
Corp.
411,339
0.0
18,300
Keyence Corp.
8,495,975
0 .5
64,000
Kikkoman Corp.
821,409
0 .1
17,100  Kintetsu Group Holdings
Co. Ltd.
498,067
0.0
73,200
Kirin Holdings Co. Ltd.
1,017,942
0 .1
14,100
Kobe Bussan Co. Ltd.
345,496
0.0
18,800  Koito Manufacturing Co.
Ltd.
253,417
0.0
87,100
Komatsu Ltd.
2,577,358
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
9,500
Konami Group Corp.
$ 647,131
0.0
94,500
Kubota Corp.
1,482,680
0 .1
120,900
Kyocera Corp.
1,621,402
0 .1
25,400
Kyowa Kirin Co. Ltd.
456,975
0.0
7,100
Lasertec Corp.
2,023,715
0 .1
41,600
M3, Inc.
598,680
0.0
21,100
Makita Corp.
599,673
0.0
134,700
Marubeni Corp.
2,332,958
0 .1
32,200
MatsukiyoCocokara & Co.
517,032
0.0
53,500
Mazda Motor Corp.
620,044
0.0
8,100
(1)
McDonald's Holdings Co.
Japan Ltd.
364,234
0.0
22,100
MEIJI Holdings Co. Ltd.
482,502
0.0
34,200
MINEBEA MITSUMI, Inc.
670,836
0.0
26,600
MISUMI Group, Inc.
370,565
0.0
120,000  Mitsubishi Chemical Group
Corp.
731,313
0 .1
324,900
Mitsubishi Corp.
7,508,839
0 .5
182,000
Mitsubishi Electric Corp.
3,046,489
0 .2
106,000
Mitsubishi Estate Co. Ltd.
1,934,074
0 .1
76,000
Mitsubishi HC Capital, Inc.
530,073
0.0
302,000  Mitsubishi Heavy
Industries Ltd.
2,737,128
0 .2
1,045,600  Mitsubishi UFJ Financial
Group, Inc.
10,638,041
0 .6
121,900
Mitsui & Co. Ltd.
5,699,019
0 .4
16,000
Mitsui Chemicals, Inc.
469,375
0.0
251,400
Mitsui Fudosan Co. Ltd.
2,710,463
0 .2
32,400
Mitsui OSK Lines Ltd.
988,414
0 .1
227,100  Mizuho Financial Group,
Inc.
4,490,973
0 .3
23,400
MonotaRO Co. Ltd.
281,665
0.0
121,200  MS&AD Insurance Group
Holdings, Inc.
2,140,094
0 .1
162,300  Murata Manufacturing Co.
Ltd.
3,035,402
0 .2
23,100
NEC Corp.
1,686,423
0 .1
32,100
Nexon Co. Ltd.
533,550
0.0
39,300
NIDEC Corp.
1,629,742
0 .1
97,800
Nintendo Co. Ltd.
5,336,420
0 .3
144
Nippon Building Fund, Inc.
576,016
0.0
6,800  Nippon Express Holdings,
Inc.
347,107
0.0
89,300  Nippon Paint Holdings
Co. Ltd.
642,708
0.0
212
Nippon Prologis REIT, Inc.
377,656
0.0
16,300  Nippon Sanso Holdings
Corp.
511,424
0.0
80,500
(1)
Nippon Steel Corp.
1,937,191
0 .1
2,813,700  Nippon Telegraph &
Telephone Corp.
3,351,407
0 .2
43,200
Nippon Yusen KK
1,186,017
0 .1
11,800
Nissan Chemical Corp.
446,938
0.0
226,500
(1)
Nissan Motor Co. Ltd.
897,502
0 .1
18,900  Nissin Foods Holdings
Co. Ltd.
521,038
0.0
7,500
Nitori Holdings Co. Ltd.
1,136,641
0 .1
13,500
Nitto Denko Corp.
1,234,467
0 .1
283,000
Nomura Holdings, Inc.
1,811,347
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
10,300  Nomura Real Estate
Holdings, Inc.
$ 290,989
0.0
377  Nomura Real Estate
Master Fund, Inc.
372,791
0.0
36,400  Nomura Research Institute
Ltd.
1,028,254
0 .1
59,400
NTT Data Group Corp.
944,339
0 .1
61,100
Obayashi Corp.
726,506
0 .1
6,600
Obic Co. Ltd.
996,938
0 .1
29,500  Odakyu Electric Railway
Co. Ltd.
406,653
0.0
113,300
Olympus Corp.
1,631,329
0 .1
16,500
Omron Corp.
590,816
0.0
34,100  Ono Pharmaceutical Co.
Ltd.
558,727
0.0
3,600
Oracle Corp. Japan
270,724
0.0
102,700  Oriental Land Co. Ltd./
Japan
3,290,068
0 .2
110,500
ORIX Corp.
2,416,828
0 .2
35,300
Osaka Gas Co. Ltd.
794,109
0 .1
21,400
Otsuka Corp.
454,075
0.0
39,400
Otsuka Holdings Co. Ltd.
1,636,609
0 .1
35,900  Pan Pacific International
Holdings Corp.
951,412
0 .1
208,000
Panasonic Holdings Corp.
1,985,104
0 .1
141,200
(2)
Rakuten Group, Inc.
801,466
0 .1
135,700
Recruit Holdings Co. Ltd.
5,958,154
0 .4
138,300
Renesas Electronics Corp.
2,464,597
0 .2
199,700
Resona Holdings, Inc.
1,231,043
0 .1
51,700
Ricoh Co. Ltd.
459,349
0.0
30,900
Rohm Co. Ltd.
495,599
0.0
23,300
(1)
SBI Holdings, Inc.
611,163
0.0
7,700  SCREEN Holdings Co.
Ltd.
998,343
0 .1
14,600
SCSK Corp.
271,381
0.0
19,800
Secom Co. Ltd.
1,433,531
0 .1
27,200
(1)
Seiko Epson Corp.
475,797
0.0
35,900
Sekisui Chemical Co. Ltd.
523,631
0.0
56,200
Sekisui House Ltd.
1,280,105
0 .1
212,800  Seven & i Holdings Co.
Ltd.
3,101,749
0 .2
29,900
SG Holdings Co. Ltd.
378,652
0.0
24,300
(2)
Sharp Corp./Japan
135,339
0.0
22,300
Shimadzu Corp.
621,147
0.0
7,200
Shimano, Inc.
1,071,098
0 .1
48,800
Shimizu Corp.
314,147
0.0
169,600  Shin-Etsu Chemical Co.
Ltd.
7,438,987
0 .5
23,200
Shionogi & Co. Ltd.
1,185,561
0 .1
37,700
Shiseido Co. Ltd.
1,028,544
0 .1
44,100  Shizuoka Financial Group,
Inc.
419,634
0.0
5,400
SMC Corp.
3,046,465
0 .2
270,900
SoftBank Corp.
3,487,823
0 .2
96,900
SoftBank Group Corp.
5,754,444
0 .4
84,000
Sompo Holdings, Inc.
1,760,645
0 .1
118,800
Sony Group Corp.
10,187,187
0 .6
8,100  Square Enix Holdings Co.
Ltd.
312,383
0.0
56,800
Subaru Corp.
1,286,398
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
33,000
SUMCO Corp.
$ 521,755
0.0
97,900
Sumitomo Corp.
2,358,210
0 .1
67,300  Sumitomo Electric
Industries Ltd.
1,042,836
0 .1
23,300  Sumitomo Metal Mining
Co. Ltd.
695,746
0 .1
119,600  Sumitomo Mitsui Financial
Group, Inc.
6,993,336
0 .4
61,700  Sumitomo Mitsui Trust
Holdings, Inc.
1,329,426
0 .1
26,900  Sumitomo Realty &
Development Co. Ltd.
1,002,282
0 .1
13,000  Suntory Beverage & Food
Ltd.
439,724
0.0
148,000
Suzuki Motor Corp.
1,689,756
0 .1
47,400
Sysmex Corp.
845,848
0 .1
46,900
T&D Holdings, Inc.
815,319
0 .1
15,900
Taisei Corp.
579,540
0.0
149,000  Takeda Pharmaceutical
Co. Ltd.
4,144,270
0 .3
36,600
TDK Corp.
1,797,353
0 .1
126,800
Terumo Corp.
2,320,269
0 .1
20,700
TIS, Inc.
444,136
0.0
17,800
Tobu Railway Co. Ltd.
445,086
0.0
10,500
Toho Co. Ltd./Tokyo
348,655
0.0
169,700
Tokio Marine Holdings, Inc.
5,319,462
0 .3
143,800
(2)
Tokyo Electric Power Co.
Holdings, Inc.
874,035
0 .1
44,400
Tokyo Electron Ltd.
11,563,943
0 .7
34,800
Tokyo Gas Co. Ltd.
791,102
0 .1
47,100
Tokyu Corp.
573,530
0.0
21,700
TOPPAN Holdings, Inc.
543,954
0.0
129,900
Toray Industries, Inc.
623,761
0.0
13,300
TOTO Ltd.
372,866
0.0
13,800
Toyota Industries Corp.
1,443,909
0 .1
998,600
Toyota Motor Corp.
25,239,585
1 .5
20,000
Toyota Tsusho Corp.
1,373,417
0 .1
12,600
Trend Micro, Inc./Japan
639,913
0.0
38,000
Unicharm Corp.
1,209,778
0 .1
38,400
USS Co. Ltd.
317,459
0.0
41,200
West Japan Railway Co.
858,615
0 .1
24,200
Yakult Honsha Co. Ltd.
494,611
0.0
12,300
Yamaha Corp.
265,493
0.0
84,100
Yamaha Motor Co. Ltd.
774,693
0 .1
25,000
Yamato Holdings Co. Ltd.
359,813
0.0
22,600
Yaskawa Electric Corp.
962,188
0 .1
21,500
Yokogawa Electric Corp.
495,131
0.0
251,700
Z Holdings Corp.
637,546
0.0
9,100
(1)
Zensho Holdings Co. Ltd.
378,424
0.0
13,100
ZOZO, Inc.
325,140
0.0
374,686,730
22 .5
Jordan : 0.0%
15,613  Hikma Pharmaceuticals
PLC
377,693
0.0
Luxembourg : 0 .2%
48,181
ArcelorMittal SA
1,324,362
0 .1
12,720
(1)
Eurofins Scientific SE
810,272
0.0
44,464
Tenaris SA
879,111
0 .1
3,013,745
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Macao : 0.0%
227,600
(2)
Sands China Ltd.
$ 642,114
0.0
Netherlands : 5 .1%
44,827
(3)
ABN AMRO Bank NV
767,093
0.0
2,045
(1)(2)(3)
Adyen NV
3,454,296
0 .2
136,701
(1)
Aegon Ltd.
833,992
0.0
16,064
Akzo Nobel NV
1,200,266
0 .1
5,574
(1)(2)
Argenx SE
2,197,686
0 .1
4,422
ASM International, N.V.
2,708,053
0 .2
37,960
ASML Holding NV
36,800,888
2 .2
14,916
ASR Nederland NV
731,032
0.0
7,259
(1)
BE Semiconductor
Industries NV
1,111,927
0 .1
8,068
(3)
Euronext NV
767,835
0.0
8,813
EXOR NV
980,770
0 .1
12,205
Heineken Holding NV
984,995
0 .1
27,119
Heineken NV
2,614,487
0 .2
5,366
IMCD NV
944,473
0 .1
312,924
ING Groep NV
5,151,774
0 .3
9,135
(1)
JDE Peet's NV
191,785
0.0
90,024  Koninklijke Ahold Delhaize
NV
2,693,688
0 .2
315,939
(1)
Koninklijke KPN NV
1,181,744
0 .1
73,115
(2)
Koninklijke Philips, N.V.
1,463,325
0 .1
25,494
NN Group NV
1,176,936
0 .1
9,845
OCI NV
269,840
0.0
137,735
Prosus NV
4,311,174
0 .3
10,342
(1)
Randstad NV
546,118
0.0
208,626
Stellantis NV (STLAM)
5,926,884
0 .3
77,189
(1)
Universal Music Group NV
2,319,564
0 .1
23,401
Wolters Kluwer NV
3,664,371
0 .2
84,994,996
5 .1
New Zealand : 0 .2%
125,051
(1)
Auckland International
Airport Ltd.
623,843
0.0
54,987  Fisher & Paykel
Healthcare Corp. Ltd.
842,653
0 .1
65,500
(1)
Mercury NZ Ltd.
271,191
0.0
121,784
Meridian Energy Ltd.
430,011
0.0
172,173
Spark New Zealand Ltd.
490,151
0.0
13,563
(2)
Xero Ltd.
1,177,665
0 .1
3,835,514
0 .2
Norway : 0 .6%
32,768
(2)
Adevinta ASA
343,481
0.0
29,756
Aker BP ASA
746,325
0 .1
87,152
DNB Bank ASA
1,732,368
0 .1
84,833
Equinor ASA
2,274,746
0 .1
18,664
Gjensidige Forsikring ASA
270,898
0.0
8,282
Kongsberg Gruppen ASA
571,855
0.0
43,823
Mowi ASA
804,972
0 .1
124,932
Norsk Hydro ASA
686,550
0 .1
65,685
Orkla ASA
463,915
0.0
6,216
Salmar ASA
410,245
0.0
59,142
Telenor ASA
657,799
0 .1
15,590
Yara International ASA
494,345
0.0
9,457,499
0 .6
Portugal : 0 .1%
295,479  EDP - Energias de
Portugal SA
1,152,854
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal (continued)
43,762
Galp Energia SGPS SA
$ 723,492
0.0
26,535  Jeronimo Martins SGPS
SA
526,464
0.0
2,402,810
0 .1
Singapore : 1 .3%
351,700  CapitaLand Ascendas
REIT
721,434
0 .1
501,500  CapitaLand Integrated
Commercial Trust
735,330
0 .1
245,000  CapitaLand Investment
Ltd./Singapore
486,166
0.0
46,700
City Developments Ltd.
202,297
0.0
170,600
DBS Group Holdings Ltd.
4,552,942
0 .3
569,400
Genting Singapore Ltd.
373,434
0.0
178,906
(2)
Grab Holdings Ltd. - Class
A
561,765
0.0
9,200  Jardine Cycle & Carriage
Ltd.
164,722
0.0
137,100
Keppel Corp. Ltd.
745,008
0 .1
328,400
Mapletree Logistics Trust
355,066
0.0
220,200  Mapletree Pan Asia
Commercial Trust
208,710
0.0
318,800  Oversea-Chinese Banking
Corp. Ltd.
3,185,408
0 .2
34,724
(2)
Sea Ltd., ADR
1,865,026
0 .1
4,139,031
(1)(2)
Seatrium Ltd.
241,901
0.0
83,400
Sembcorp Industries Ltd.
333,403
0.0
140,200
Singapore Airlines Ltd.
664,479
0 .1
80,700
Singapore Exchange Ltd.
550,723
0.0
147,000  Singapore Technologies
Engineering Ltd.
437,663
0.0
777,500  Singapore
Telecommunications Ltd.
1,461,173
0 .1
119,100
United Overseas Bank Ltd.
2,589,238
0 .2
180,900
Wilmar International Ltd.
459,509
0.0
20,895,397
1 .3
Spain : 2 .6%
2,304
Acciona SA
280,399
0.0
19,873  ACS Actividades de
Construccion y Servicios
SA
832,253
0 .1
7,062
(3)
Aena SME SA
1,390,890
0 .1
42,419
Amadeus IT Group SA
2,723,169
0 .2
549,707
(1)
Banco Bilbao Vizcaya
Argentaria SA
6,546,206
0 .4
1,523,917
Banco Santander SA
7,443,492
0 .5
353,204
(1)
CaixaBank SA
1,713,956
0 .1
43,240
(3)
Cellnex Telecom SA
1,529,607
0 .1
28,926
(1)
EDP Renovaveis SA
391,722
0.0
23,226
(1)
Enagas SA
345,043
0.0
29,762
Endesa SA
551,832
0.0
48,821
(1)
Ferrovial SE
1,932,920
0 .1
27,836
(1)(2)
Grifols SA
250,384
0.0
577,846
Iberdrola SA
7,177,075
0 .4
102,714  Industria de Diseno Textil
SA
5,172,313
0 .3
38,025
Red Electrica Corp. SA
649,509
0 .1
114,267
Repsol SA
1,907,262
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
460,249
(1)
Telefonica SA
$ 2,032,581
0 .1
42,870,613
2 .6
Sweden : 2 .9%
27,243
Alfa Laval AB
1,070,496
0 .1
94,377
Assa Abloy AB - Class B
2,708,460
0 .2
252,922
Atlas Copco AB - Class A
4,271,487
0 .3
146,974
Atlas Copco AB - Class B
2,170,800
0 .1
36,243
(1)
Beijer Ref AB
538,133
0.0
25,628
Boliden AB
711,629
0 .1
62,053
Epiroc AB - Class A
1,164,894
0 .1
36,720
Epiroc AB - Class B
621,851
0.0
35,161
(1)
EQT AB
1,113,180
0 .1
57,372
Essity AB - Class B
1,362,822
0 .1
17,256
(3)
Evolution AB
2,143,264
0 .1
61,391
(1)(2)
Fastighets AB Balder
450,944
0.0
21,538
Getinge AB - Class B
433,192
0.0
60,817
(1)
H & M Hennes & Mauritz
AB - Class B
991,687
0 .1
195,496
Hexagon AB - Class B
2,310,945
0 .1
7,142
(1)
Holmen AB - Class B
290,536
0.0
32,632
(1)
Husqvarna AB - Class B
279,232
0.0
12,147  Industrivarden AB - Class
A
417,732
0.0
14,169
(1)
Industrivarden AB - Class
C
487,223
0.0
25,729
Indutrade AB
700,776
0 .1
13,817
(1)
Investment AB Latour -
Class B
363,230
0.0
162,978
Investor AB - Class B
4,089,823
0 .3
7,156
(1)
L E Lundbergforetagen AB
- Class B
387,340
0.0
21,950
(1)
Lifco AB - Class B
573,209
0.0
142,701
(1)
Nibe Industrier AB - Class
B
701,718
0 .1
7,540
Saab AB - Class B
670,705
0 .1
19,206
Sagax AB - Class B
506,660
0.0
100,397
Sandvik AB
2,228,891
0 .1
46,309
(1)
Securitas AB - Class B
477,401
0.0
149,422  Skandinaviska Enskilda
Banken AB - Class A
2,024,300
0 .1
32,037
(1)
Skanska AB - Class B
570,533
0.0
32,093
(1)
SKF AB - Class B
655,173
0 .1
57,063
(1)
Svenska Cellulosa AB
SCA - Class B
877,287
0 .1
137,342
(1)
Svenska Handelsbanken
AB - Class A
1,388,526
0 .1
79,943
(1)
Swedbank AB - Class A
1,586,688
0 .1
18,262
(2)
Swedish Orphan Biovitrum
AB
455,868
0.0
50,499
(1)
Tele2 AB - Class B
414,670
0.0
275,730
(1)
Telefonaktiebolaget LM
Ericsson - Class B
1,482,920
0 .1
222,151
Telia Co. AB
569,363
0.0
18,855
(1)
Volvo AB - Class A
519,203
0.0
142,093
(1)
Volvo AB - Class B
3,850,927
0 .2
70,139
(1)(2)
Volvo Car AB - Class B
265,545
0.0
48,899,263
2 .9
Switzerland : 9 .4%
150,630
ABB Ltd., Reg
6,987,771
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
14,993
Adecco Group AG
$ 593,158
0.0
47,052
Alcon, Inc.
3,891,740
0 .2
3,150
(1)
Bachem Holding AG
301,654
0.0
4,313
(1)
Baloise Holding AG, Reg
676,303
0.0
2,811
(1)
Banque Cantonale
Vaudoise
327,021
0.0
336
Barry Callebaut AG
488,074
0.0
1,971
BKW AG
302,874
0.0
10  Chocoladefabriken Lindt &
Spruengli AG
1,206,390
0 .1
91  Chocoladefabriken Lindt &
Spruengli AG - Class PC
1,089,163
0 .1
50,619  Cie Financiere Richemont
SA
7,706,257
0 .5
20,134
Clariant AG
272,412
0.0
20,729  Coca-Cola HBC AG -
Class DI
655,041
0.0
17,511
DSM-Firmenich AG
1,991,568
0 .1
9,341
(2)
Dufry AG, Reg
388,935
0.0
661
EMS-Chemie Holding AG
506,603
0.0
3,148
Geberit AG, Reg
1,860,417
0 .1
869
Givaudan SA, Reg
3,868,563
0 .2
976,507
Glencore PLC
5,358,635
0 .3
3,495
Helvetia Holding AG
481,859
0.0
49,078
Holcim AG
4,446,309
0 .3
19,397
Julius Baer Group Ltd.
1,124,995
0 .1
5,117  Kuehne + Nagel
International AG
1,423,645
0 .1
15,485
Logitech International SA
1,387,600
0 .1
7,012
Lonza Group AG
4,190,361
0 .3
251,410
Nestle SA
26,712,302
1 .6
193,005
Novartis AG, Reg
18,694,163
1 .1
2,137  Partners Group Holding
AG
3,052,674
0 .2
66,154
Roche Holding AG
16,890,376
1 .0
3,014  Roche Holding AG - Class
BR
812,769
0 .1
38,554
(2)
Sandoz Group AG
1,163,781
0 .1
3,834
Schindler Holding AG
965,088
0 .1
2,211  Schindler Holding AG
(SCHN)
539,500
0.0
14,115
SGS SA
1,370,320
0 .1
28,655
(1)
SIG Group AG
635,404
0.0
14,355
Sika AG, Reg
4,271,336
0 .3
4,772
Sonova Holding AG, Reg
1,381,938
0 .1
10,510
(1)
Straumann Holding AG
1,676,951
0 .1
4,910
Swatch Group AG
222,639
0.0
2,725  Swatch Group AG - Class
BR
635,694
0.0
2,779
Swiss Life Holding AG
1,949,170
0 .1
7,224
Swiss Prime Site AG
681,419
0 .1
28,401
Swiss Re AG
3,653,360
0 .2
2,439
Swisscom AG, Reg
1,492,803
0 .1
5,987
Temenos AG
428,252
0.0
309,694
UBS Group AG
9,535,767
0 .6
2,542
(1)(3)
VAT Group AG
1,313,182
0 .1
13,781  Zurich Insurance Group
AG
7,444,696
0 .5
157,050,932
9 .4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom : 12 .7%
91,652
3i Group PLC
$ 3,249,738
0 .2
173,326
(1)
abrdn PLC
308,759
0.0
24,516
Admiral Group PLC
878,597
0 .1
119,650
Anglo American PLC
2,948,510
0 .2
41,205
Ashtead Group PLC
2,934,996
0 .2
32,451  Associated British Foods
PLC
1,023,856
0 .1
145,965
AstraZeneca PLC
19,609,468
1 .2
85,725
(3)
Auto Trader Group PLC
757,029
0.0
257,953
Aviva PLC
1,618,574
0 .1
285,559
BAE Systems PLC
4,867,468
0 .3
1,426,969
Barclays PLC
3,307,207
0 .2
91,768
Barratt Developments PLC
550,798
0.0
9,990  Berkeley Group Holdings
PLC
600,203
0.0
1,611,771
BP PLC
10,111,317
0 .6
189,524  British American Tobacco
PLC
5,752,253
0 .3
608,837
(1)
BT Group PLC
842,606
0 .1
31,828
Bunzl PLC
1,224,664
0 .1
34,057
Burberry Group PLC
520,947
0.0
508,250
Centrica PLC
819,328
0 .1
19,442  Coca-Cola European
Partners PLC - USD
1,359,968
0 .1
160,919
Compass Group PLC
4,720,174
0 .3
12,491
Croda International PLC
772,885
0.0
210,636
Diageo PLC
7,793,988
0 .5
17,303
Endeavour Mining PLC
351,115
0.0
60,150
Entain PLC
603,604
0.0
16,667
(2)
Flutter Entertainment PLC
- Class DI
3,322,289
0 .2
387,480
GSK PLC
8,319,338
0 .5
651,963
Haleon PLC
2,732,229
0 .2
35,748
Halma PLC
1,067,447
0 .1
33,197  Hargreaves Lansdown
PLC
308,103
0.0
1,803,894
HSBC Holdings PLC
14,100,704
0 .8
78,782
Imperial Brands PLC
1,761,138
0 .1
130,608
Informa PLC
1,370,338
0 .1
15,560  InterContinental Hotels
Group PLC
1,616,867
0 .1
15,197
Intertek Group PLC
956,617
0 .1
155,320
J Sainsbury PLC
530,330
0.0
241,842
JD Sports Fashion PLC
410,854
0.0
177,763
Kingfisher PLC
559,469
0.0
66,303  Land Securities Group
PLC
550,708
0.0
563,044  Legal & General Group
PLC
1,808,876
0 .1
5,985,748  Lloyds Banking Group
PLC
3,914,655
0 .2
39,215  London Stock Exchange
Group PLC
4,692,229
0 .3
211,882
M&G PLC
589,739
0.0
126,118
Melrose Industries PLC
1,070,854
0 .1
350,251
National Grid PLC
4,719,279
0 .3
542,388
NatWest Group PLC
1,816,640
0 .1
11,409
Next PLC
1,329,882
0 .1
54,615
(2)
Ocado Group PLC
313,209
0.0
60,149
Pearson PLC
792,010
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
30,077
Persimmon PLC
$ 498,691
0.0
70,729  Phoenix Group Holdings
PLC
493,861
0.0
67,241  Reckitt Benckiser Group
PLC
3,833,071
0 .2
177,525
RELX PLC
7,655,833
0 .5
237,525
Rentokil Initial PLC
1,412,206
0 .1
106,043
Rio Tinto PLC
6,704,549
0 .4
792,525
(2)
Rolls-Royce Holdings PLC
4,264,069
0 .3
96,220
Sage Group PLC
1,537,791
0 .1
75,897
Schroders PLC
360,575
0.0
119,715
Segro PLC
1,364,932
0 .1
25,347
Severn Trent PLC
790,908
0.0
612,292
Shell PLC
20,315,514
1 .2
82,319
Smith & Nephew PLC
1,030,549
0 .1
32,637
Smiths Group PLC
676,515
0.0
6,947  Spirax-Sarco Engineering
PLC
881,406
0 .1
102,909
SSE PLC
2,145,444
0 .1
51,657
St James's Place PLC
303,054
0.0
214,737
Standard Chartered PLC
1,820,478
0 .1
332,910
Taylor Wimpey PLC
575,558
0.0
664,380
Tesco PLC
2,488,414
0 .2
235,442
Unilever PLC
11,819,605
0 .7
64,207
United Utilities Group PLC
834,282
0 .1
2,167,299
Vodafone Group PLC
1,922,230
0 .1
17,557
Whitbread PLC
734,021
0.0
57,896
(2)
Wise PLC - Class A
676,767
0.0
101,208
WPP PLC
959,161
0 .1
212,281,340
12 .7
United States : 0 .1%
20,898
(1)
QIAGEN NV
893,133
0 .1
Total Common Stock
(Cost $1,412,189,552)
1,585,012,880
95 .1
PREFERRED STOCK : 0 .4%
Germany : 0 .4%
5,521  Bayerische Motoren
Werke AG
592,419
0.0
10,723
(3)
Dr Ing hc F Porsche AG
1,066,490
0 .1
15,937
Henkel AG & Co. KGaA
1,280,957
0 .1
14,418  Porsche Automobil
Holding SE
763,780
0.0
2,468
Sartorius AG
980,072
0 .1
19,417
Volkswagen AG
2,575,170
0 .1
7,258,888
0 .4
Total Preferred Stock
(Cost $7,574,898)
7,258,888
0 .4
Total Long-Term
Investments
(Cost $1,419,764,450)
1,592,271,768
95 .5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7 .2%
Repurchase Agreements : 3 .6%
5,531,256
(4)
ASL Capital Markets
Inc., Repurchase
Agreement dated
03/28/2024, 5.420%, due
04/01/2024 (Repurchase
Amount $5,534,541,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-8.000%, Market
Value plus accrued
interest $5,641,881, due
04/15/31-04/20/72)
$ 5,531,256
0 .3
14,066,185
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%, due
04/01/2024 (Repurchase
Amount $14,074,463,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$14,347,509, due
12/24/26-02/20/74)
14,066,185
0 .9
5,062,712
(4)
CF Secured, LLC,
Repurchase Agreement
dated 03/28/2024,
5.370%, due 04/01/2024
(Repurchase Amount
$5,065,691, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$5,163,968, due
05/15/24-10/01/53)
5,062,712
0 .3
8,615,540
(4)
JPMorgan Securities LLC,
Repurchase Agreement
dated 03/28/2024,
5.320%, due 04/01/2024
(Repurchase Amount
$8,620,563, collateralized
by various U.S.
Government Securities,
0.250%-5.000%, Market
Value plus accrued
interest $8,787,851, due
07/31/24-06/30/28)
8,615,540
0 .5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
12,106,944
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/28/2024, 5.440%, due
04/01/2024 (Repurchase
Amount $12,114,162,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$12,349,085, due
04/25/24-02/01/57)
$ 12,106,944
0 .7
14,066,185
(4)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
03/28/2024, 5.380%, due
04/01/2024 (Repurchase
Amount $14,074,478,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.645%, Market Value
plus accrued interest
$14,356,086, due
04/30/24-04/20/73)
14,066,185
0 .9
Total Repurchase
Agreements
(Cost $59,448,822)
59,448,822
3 .6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3 .6%
2,697,000
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.200%
2,697,000
0 .2
57,187,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
57,187,000
3 .4
Total Mutual Funds
(Cost $59,884,000)
59,884,000
3 .6
Total Short-Term
Investments
(Cost $119,332,822)
119,332,822
7 .2
Total Investments in
Securities
(Cost $1,539,097,272) $ 1,711,604,590 102 .7
Liabilities in Excess of
Other Assets (44,219,490) ( 2 .7 )
Net Assets $ 1,667,385,100 100 .0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 18 .5%
Industrials 16 .0
Health Care 12 .1
Consumer Discretionary 11 .9
Information Technology 9 .0
Consumer Staples 8 .2
Materials 6 .9
Energy 3 .9
Communication Services 3 .8
Utilities 3 .0
Real Estate 2 .2
Short-Term Investments 7 .2
Liabilities in Excess of Other Assets ( 2 .7 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ 1,544,445 $ 111,380,061 $ — $ 112,924,506
Austria 732,078 2,871,986 — 3,604,064
Belgium 366,918 12,152,523 — 12,519,441
Chile — 953,772 — 953,772
Denmark — 58,086,734 — 58,086,734
Finland — 15,328,561 — 15,328,561
France — 190,138,880 — 190,138,880
Germany — 130,514,118 — 130,514,118
Hong Kong 831,411 29,401,409 — 30,232,820
Ireland 6,830,848 12,054,256 — 18,885,104
Israel 5,635,791 6,206,119 — 11,841,910
Italy 225,812 37,455,379 — 37,681,191
Japan 3,299,853 371,386,877 — 374,686,730
Jordan — 377,693 — 377,693
Luxembourg — 3,013,745 — 3,013,745
Macao — 642,114 — 642,114
Netherlands 191,785 84,803,211 — 84,994,996
New Zealand 2,657,849 1,177,665 — 3,835,514
Norway 1,001,280 8,456,219 — 9,457,499
Portugal — 2,402,810 — 2,402,810
Singapore 2,426,791 18,468,606 — 20,895,397
Spain — 42,870,613 — 42,870,613
Sweden 455,868 48,443,395 — 48,899,263
Switzerland — 157,050,932 — 157,050,932
United Kingdom 1,359,968 210,921,372 — 212,281,340
United States — 893,133 — 893,133
Total Common Stock 27,560,697 1,557,452,183 — 1,585,012,880
Preferred Stock — 7,258,888 — 7,258,888
Short-Term Investments 59,884,000 59,448,822 — 119,332,822
Total Investments, at fair value $ 87,444,697 $ 1,624,159,893 $ — $ 1,711,604,590
Other Financial Instruments+
Futures 347,171 — — 347,171
Total Assets $ 87,791,868 $ 1,624,159,893 $ — $ 1,711,951,761
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (66) $ — $ (66)
Total Liabilities $ — $ (66) $ — $ (66)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
At March 31, 2024, the following forward foreign currency contracts were outstanding for Voya VACS Index Series I Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 13,552 CHF 12,281 The Bank of New York Mellon 04/03/24 $ (66)
$ (66)
At March 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 607 06/21/24 $ 71,537,985 $ 347,171
$ 71,537,985 $ 347,171
Currency Abbreviations:
CHF
—
Swiss Franc
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 243,303,885
Gross Unrealized Depreciation (70,796,567)
Net Unrealized Appreciation $ 172,507,318